Loans Receivable, Net (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Customers	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Customers	Dec. 31, 2015 USD ($) Customers
Loans Receivable, Net (Textual)
Financing receivable recorded investment past due			Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Percentage of guaranteed loans	44.10%		54.70%	33.40%
Gross loans receivable	$ 177,918,496		$ 154,719,734	$ 140,913,782
Provision charges	19,408,306	$ 3,513,946	4,650,887	2,166,110
Provision for loan and lease losses write offs			91,812	642,178
Gross loans pledged to China Great Wall Assets Management Co., Ltd. and related parties [Member]
Loans Receivable, Net (Textual)
Gross loans receivable	$ 52,591,324		$ 50,396,198	$ 44,512,223
Minimum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	4.32%		17.28%	18.36%
Maximum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	24.00%		24.00%	22.44%
Business Loan [Member]
Loans Receivable, Net (Textual)
Number of customers | Customers	75		71	36
Gross loans receivable	$ 64,639,365		$ 58,387,204	$ 41,794,907
Personal Loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Customers	184		151	125
Gross loans receivable	$ 113,279,131		$ 96,332,530	$ 99,118,875